UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Commitments Fund, LLC

Schedule of Investments (Unaudited)

December 31, 2017

CPG Carlyle Commitments Fund, LLC (a)

Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.14% (b)	$1,044,706,382
Liabilities in excess of other assets - (0.14%)	(1,468,479)
Net Assets - 100.00%	$1,043,237,903

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

December 31, 2017

	Geographic
	Region	Cost	Fair Value
Investment Funds - 70.89%
Co-Investments - 9.88%
Carlyle ECI Coinvestment, L.P. [a,b]	North America	$501,565	$822,321
Carlyle Havasu Coinvestment, L.P. [a,b]	North America	7,235,350	8,311,486
Carlyle Interlink Coinvestment, L.P. [a,b]	North America	3,429,322	2,259,790
Carlyle Mars Partners, L.P. [a,b]	Asia/Pacific	3,085,913	2,861,614
Carlyle PIB Coinvestment, L.P. [a,b]	Europe	16,002,920	17,654,109
Carlyle RDSL Coinvestment, L.P. [a]	South America	13,609,511	21,950,114
Carlyle Sapphire Partners, L.P. [a,b]	North America	9,180,000	10,269,587
Carlyle Thunder Coinvestment, L.P. [a]	North America	5,034,925	4,700,000
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	12,030,677	12,817,013
CSP III Canaveral Co-investment (Cayman), L.P. [a,b]	North America	4,128,441	3,763,992
CSP III Magellan Co-investment (Cayman), L.P. [a,b]	North America	4,519,908	3,131,687
Nash Coinvestment, L.P. [a]	Africa	8,968,142	10,303,890
Ripley Cable Holdings I, L.P. [a]	Asia/Pacific	382,646	625,593
Riverstone Fieldwood Partners, L.P. [a]	North America	7,009,249	3,729,416
Total Co-Investments		95,118,569	103,200,612

Primary Investments - 20.40%
AlpInvest Co-Investment Fund (Onshore) VII, LP [a]	North America	5,293,137	4,973,337
Carlyle Asia Growth Partners V, L.P. [a,b]	Asia/Pacific	6,528,986	6,682,717
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	34,848,783	53,470,786
Carlyle Europe Technology Partners III, L.P. [a,b]	Europe	12,933,088	15,026,105
Carlyle Global Financial Services Partners II, L.P. [a]	Global	32,809,576	35,731,910
Carlyle International Energy Partners, L.P. [a]	Global	8,547,627	10,601,483
Carlyle Partners VI, L.P. [a]	North America	17,670,988	19,956,449
Carlyle Strategic Partners III, L.P. [a]	North America	7,149,126	5,927,472
Carlyle Structured Credit Fund, L.P. [a]	North America	2,671,837	2,989,119
Golub Capital Partners 10, L.P. [a]	North America	21,000,000	21,443,302
JLL Partners Fund VII, L.P. [a,b]	North America	8,031,562	6,840,304
TCG BDC, Inc. [a]	North America	27,178,493	29,527,016
Total Primary Investments		184,663,203	213,170,000

Secondary Investments - 40.61%
Aberdeen Venture Partners IV, L.P. [a]	North America	169,545	557,086
Abraaj Private Equity Fund IV L.P. [a]	Middle East/North Africa	7,543,083	9,497,700
Audax Private Equity Fund, L.P. [a,b]	North America	-	13,667
Brazil Buyout Coinvestment, L.P. [a,b]	South America	133,735	96,478
Caliburn Strategic Fund [a,b]	Europe	369,280	557,355
Canyon Distressed Opportunity Fund (Cayman), L.P. [a]	North America	68,881	178,912
Canyon Distressed Opportunity Fund (Delaware), L.P. [a]	North America	554,882	1,496,044
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	1,886,007	920,808
Carlyle Asia Growth Partners III Coinvestment, L.P. [a,b]	Asia/Pacific	51,980	123,670
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	28,123,953	26,475,387

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2017

	Geographic
	Region	Cost	Fair Value
Secondary Investments - 40.61% (Continued)
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	$506,916	$345,326
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	554,301	862,955
Carlyle Asia Partners II Coinvestment, L.P. [a,b]	Asia/Pacific	470,240	469,887
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	5,265,645	10,756,374
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	957,695	966,370
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	1,537,819	1,769,401
Carlyle Asia Structured Credit Opportunities Fund, L.P. [a]	Asia/Pacific	6,065,625	6,265,980
Carlyle Cardinal Ireland Fund, L.P. [a]	Europe	481,431	709,288
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	7,672,294	7,463,201
Carlyle Europe Partners II, L.P. [a]	Europe	2,886,447	374,566
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	737,672	158,547
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a,b]	Europe	178,694	173,524
Carlyle Europe Partners III, L.P. [a]	Europe	5,946,777	6,036,256
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	4,532,379	2,852,710
Carlyle Europe Partners IV, L.P. [a]	Europe	491,850	713,585
Carlyle Europe Technology Partners, L.P. [a,b]	Europe	-	87,151
Carlyle Europe Technology Partners Coinvestment, L.P. [a,b]	Europe	11,535	17,932
Carlyle Europe Technology Partners II Coinvestment, L.P. [a,b]	Europe	284,269	109,551
Carlyle Global Financial Services Partners, L.P. [a]	Global	18,558,671	38,287,029
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	310,010	401,902
Carlyle Global Financial Services Partners II, L.P. [a]	Global	4,413,068	4,622,513
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a,b]	Global	-	146,398
Carlyle Infrastructure Partners, L.P. [a,b]	North America	4,193,754	3,692,184
Carlyle International Energy Partners, L.P. [a]	Global	1,626,901	1,766,914
Carlyle Japan Partners II, L.P. [a]	Asia/Pacific	801,674	2,967,987
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	852,702	292,550
Carlyle Mezzanine Partners II, L.P. [a]	North America	7,364,447	6,111,887
Carlyle Partners IV, L.P. [a,b]	North America	-	751,153
Carlyle Partners IV Coinvestment, L.P. [a,b]	North America	671,345	221,280
Carlyle Partners V, L.P. [a,b]	North America	47,319,692	49,037,392
Carlyle Partners V Coinvestment, L.P. [a]	North America	5,642,342	1,705,902
Carlyle Partners V Coinvestment (Cayman), L.P. [a,b]	North America	1,495,228	406,455
Carlyle Partners VI [a]	North America	11,091,204	14,706,383
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a,b]	North America	262,718	483,371
Carlyle Real Estate Partners V, L.P. [a]	North America	1,834,898	2,346,215
Carlyle/Riverstone Global Energy and Power Fund II, L.P. [a,b]	North America	482,561	11,368
Carlyle/Riverstone Global Energy and Power Fund III, L.P. [a]	North America	2,387,691	709,632
Carlyle South America Buyout Fund, L.P. [a]	South America	742,585	892,988
Carlyle Strategic Partners II, L.P. [a]	North America	5,113,524	2,560,934
Carlyle Strategic Partners II Coinvestment, L.P. [a,b]	North America	688,482	395,845
Carlyle Strategic Partners III, L.P. [a]	North America	361,068	404,353
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	225,825	443,437
Carlyle U.S. Equity Opportunity Fund [a]	North America	1,734,926	1,624,529

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2017

	Geographic
	Region	Cost	Fair Value
Secondary Investments - 40.61% (Continued)
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	$81,263	$53,277
Carlyle Venture Partners II Coinvestment, L.P. [a,b]	North America	254,934	478,929
Carlyle Venture Partners III Coinvestment, L.P. [a,b]	North America	409,417	69,239
Cerberus Asia Partners, L.P. Series Two [a,b]	Asia/Pacific	-	648,946
Cerberus Institutional Overseas III, Ltd. [a,b]	North America	-	277,546
Cerberus Institutional Partners III, L.P. [a,b]	North America	85,555	1,640,125
Cerberus International SPV, Ltd. Class B-8 [a,b]	North America	3,098,769	4,511,996
ComVentures V, L.P. [a,b]	North America	19,481	32,298
Francisco Partners, LP [a,b]	North America	83,973	39,253
Garrison Opportunity Fund II A LLC [a]	North America	9,738,167	11,960,123
Garrison Opportunity Fund LLC - Series A [a]	North America	31,688	45,486
Garrison Opportunity Fund LLC - Series C [a]	North America	32,631	59,114
JLL Partners Fund V, L.P. [a]	North America	5,712,774	5,779,588
LSVP VI Trust [a,b]	North America	-	21,166
Madison Dearborn Capital Partners IV [a,b]	North America	122,757	265,710
MENA Coinvestment, L.P. [a,b]	Middle East/North Africa	380,834	250,914
Mexico Coinvestment, L.P. [a,b]	North America	3,358	7,422
New Enterprise Associates 9, L.P. [a,b]	North America	26,424	96,730
New Enterprise Associates 10, L.P. [a,b]	North America	365,255	675,021
Newport Global Opportunities Fund, L.P. [a,b]	North America	24,304,434	22,916,353
PIMCO Bravo Fund Onshore Feeder I, LP [a]	North America	113,518	204,741
PIMCO Bravo Fund, LP [a]	North America	898,557	1,303,919
Riverstone/Carlyle Global Energy and Power Fund IV, L.P. [a]	North America	11,240,294	9,576,274
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	2,015,612	2,401,620
Riverstone Global Energy and Power Fund V, L.P. [a]	North America	14,218,863	13,950,646
Sevin Rosen Fund VIII, L.P. [a,b]	North America	26,494	62,803
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a,b]	North America	1,832,025	5,765,881
Strategic Value Global Opportunities Fund 1-A, L.P. [a,b]	North America	122,510	378,720
Strategic Value Global Opportunities Master Fund, L.P. [a,b]	North America	404,349	686,000
Strategic Value Restructuring Fund [a,b]	North America	1,472	15,120
Strategic Value Special Situations Feeder Fund, L.P. [a,b]	North America	17,217,797	35,467,073
Strategic Value Special Situations Fund, L.P. [a,b]	North America	1,446,603	2,961,548
Taylor Buyer Holdings, LLC [a,b]	North America	10,087,388	14,425,252
Three Arch Capital, L.P. [a,b]	North America	77,992	136,673
Twin Haven Special Opportunities II Liquidating Trust [a,b]	North America	1,003,815	30,003
Varde Investment Partners LP [a,b]	North America	12,190	44,076
Warburg Pincus XI (Asia), L.P. [a,b]	Asia/Pacific	51,975,000	51,975,000
WLR Recovery IV, L.P. [a,b]	North America	9,109,038	19,990,673
Total Secondary Investments		362,213,482	424,245,570
Total Investment Funds		$641,995,254	$740,616,182

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2017

	Geographic
	Region	Cost	Fair Value
Direct Investments - 0.22%
Interlink Maritime Corp.[b]	North America	$3,414,224	$2,321,672
Total Direct Investments		$3,414,224	$2,321,672
Total Investments		$645,409,478	$742,937,854

Common Stock - 0.96%
Builders Firstsource, Inc.[b]		7,467,664	10,063,864
Total Common Stock		$7,467,664	$10,063,864

Fixed Income Investments - 4.37%
Carlyle Global Market Strategies, Series 2017-2A, Class A2A, 3.03%, 7/20/2031		30,000,000	30,277,041
Carlyle Global Market Strategies, Series 2017-2A, Class B, 3.73%, 7/20/2031		15,000,000	15,316,770
Total Fixed Income Investments		$45,000,000	$45,593,811

Short-Term Investments - 26.96%
Certificate of Deposit - 4.31%
Bank of America N.A., 1.39%, 2/1/2018		20,000,000	19,998,000
Bank of America N.A., 1.54%, 5/3/2018		25,000,000	25,000,000
Total Certificate of Deposit		45,000,000	44,998,000

Money Market Funds - 22.65%
Fidelity Institutional Money Market Portfolio, Class I, 1.18% [c]		$19,386,479	$19,386,479
Fidelity Institutional Prime Money Market Portfolio, Class I, 1.45% [c]		53,626,088	53,637,659
Goldman Sachs Financial Square Money Market Fund, Class I, 1.42% [c]		53,630,315	53,627,451
Morgan Stanley Institutional Liquidity Fund, Class I, 1.19% [c]		2,722,089	2,722,089
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 1.48% [c]		53,630,735	53,644,025
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 1.47% [c]		53,635,162	53,644,714
Total Money Market Funds		236,630,868	236,662,417
Total Short-Term Investments		$281,630,868	$281,660,417

Total Investments - 103.40%		$979,508,010	$1,080,255,946
Liabilities in excess of other assets - (3.40%)			(35,549,410)
Net Assets - 100.00%			$1,044,706,536

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	Non-income producing security.
[c]	The rate shown is the annualized 7-day yield as of December 31, 2017.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2017

Investments as of December 31, 2017

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	9.88%
Primary Investments	20.40%
Secondary Investments	40.61%
Total Investment Funds	70.89%
Direct Investments	0.22%
Common Stock	0.96%
Fixed Income Investments	4.37%
Short-Term Investments
Certificate of Deposit	4.31%
Money Market Funds	22.65%
Total Short-Term Investments	26.96%
Total Investments	103.40%
Liabilities in excess of other assets	(3.40%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As such, the Master Fund may not be able to resell some of its investments for extended periods which may be several years. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Investment Funds subject to holding periods greater than one year are classified as Level 3 assets.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board’s Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,321,672	$2,321,672
Common Stock	10,063,864	-	-	10,063,864
Fixed Income Investments	-	45,593,811		45,593,811
Short-Term Investments	281,660,417	-	-	281,660,417
Total	$291,724,281	$45,593,811	$2,321,672	$339,639,764

The Master Fund held Investment Funds with a fair value of $740,616,182 that are excluded from the fair value hierarchy as of December 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of March 31, 2017	$1,980,250	$1,980,250
Gross Contributions	-	-
Gross Distributions	-	-
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	341,422	341,422
Balance as of December 31, 2017	$2,321,672	$2,321,672

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended December 31, 2017.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2017 relating to investments in Level 3 assets still held at December 31, 2017 is $341,422.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 27, 2018

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	February 27, 2018

*	Print the name and title of each signing officer under his or her signature.